NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023	Aug. 31, 2022
Accounting Policies [Abstract]
Allowance for Doubtful Accounts, Premiums and Other Receivables	$ 0	$ 0	$ 0	$ 0
Accounts Receivable, Allowance for Credit Loss, Writeoff	0	0	0	0	$ 0	$ 0
Impairment of Intangible Assets, Finite-Lived	0	$ 0	0	$ 0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	0		0		0
Warrants and Rights Outstanding	$ 50,000,000		$ 50,000,000		50,000,000
Contract with Customer, Asset, after Allowance for Credit Loss					$ 0	$ 0